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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-82510



              SUPPLEMENT DATED AUGUST 14, 2002 TO THE PROSPECTUS OF
                    MORGAN STANLEY VARIABLE INVESTMENT SERIES
                                 CLASS X SHARES
                                DATED MAY 1, 2002


Effective August 30, 2002, the paragraph pertaining to the Income Builder Portfolio of the Fund in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is deleted and replaced by the following paragraph:

         INCOME BUILDER PORTFOLIO--The Portfolio is managed by the Equity Income team. Current members of the Equity Income team include James Gilligan, a Managing Director of the Investment Manager, Catherine Avery, a Vice President of the Investment Manager, Ellen Gold, a Vice President of the Investment Manager, James Roeder, a Vice President of the Investment Manager, and Vincent E. Vizachero, an Associate of the Investment Manager.








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              SUPPLEMENT DATED AUGUST 14, 2002 TO THE PROSPECTUS OF
                    MORGAN STANLEY VARIABLE INVESTMENT SERIES
                                 CLASS Y SHARES
                                DATED MAY 1, 2002


Effective August 30, 2002, the paragraph pertaining to the Income Builder Portfolio of the Fund in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is deleted and replaced by the following paragraph:

         INCOME BUILDER PORTFOLIO--The Portfolio is managed by the Equity Income team. Current members of the Equity Income team include James Gilligan, a Managing Director of the Investment Manager, Catherine Avery, a Vice President of the Investment Manager, Ellen Gold, a Vice President of the Investment Manager, James Roeder, a Vice President of the Investment Manager, and Vincent E. Vizachero, an Associate of the Investment Manager.